SCHEDULE IV - REINSURANCE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Gross Amount	$ 2,523,680,000	$ 2,451,619,000	$ 2,508,804,000
Ceded to Other Companies	1,394,675,000	1,408,340,000	1,527,053,000
Assumed from Other Companies	276,460,000	173,775,000	180,895,000
Net premiums	1,405,465,000	1,217,054,000	1,162,646,000
Annuity policy fees	74,900,000	43,400,000	34,900,000
Life insurance in-force
Reinsurance
Gross Amount	728,670,260,000	753,518,782,000	755,263,432,000
Ceded to Other Companies	469,530,487,000	495,056,077,000	515,136,471,000
Assumed from Other Companies	32,812,882,000	18,799,243,000	19,826,424,000
Net premiums	291,952,655,000	277,261,948,000	259,953,385,000
Percentage of Amount Assumed to Net	11.20%	6.80%	7.60%
Life insurance
Reinsurance
Gross Amount	2,245,320,000	2,153,278,000	2,145,457,000
Ceded to Other Companies	1,278,232,000	1,284,428,000	1,317,933,000
Assumed from Other Companies	248,468,000	166,606,000	97,450,000
Net premiums	1,215,556,000	1,035,456,000	924,974,000
Percentage of Amount Assumed to Net	20.40%	16.10%	10.50%
Accident/health insurance
Reinsurance
Gross Amount	43,200,000	49,563,000	25,897,000
Ceded to Other Companies	14,456,000	17,137,000	24,216,000
Assumed from Other Companies	21,719,000	63,000	2,482,000
Net premiums	50,463,000	32,489,000	4,163,000
Percentage of Amount Assumed to Net	43.00%	0.20%	59.60%
Property and liability insurance
Reinsurance
Gross Amount	235,160,000	248,778,000	337,450,000
Ceded to Other Companies	101,987,000	106,775,000	184,904,000
Assumed from Other Companies	6,273,000	7,106,000	80,963,000
Net premiums	$ 139,446,000	$ 149,109,000	$ 233,509,000
Percentage of Amount Assumed to Net	4.50%	4.80%	34.70%